Capital and Financial Risk Management (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Capital and Financial Risk Management [Line Items]
Concentrations percentage	70.00%	82.90%
Increase and decrease in the related foreign currencies	5.00%
Sensitivity rate	5.00%
Foreign currency rate	5.00%
Customer 2 [Member]
Capital and Financial Risk Management [Line Items]
Concentrations percentage	79.70%	82.20%	81.50%